LEASE LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the lease liabilities
Balances at the beginning of the year	$ 36,846	$ 30,289
Incorporate by acquisition	40
Increases	18,946	33,927
Financial results, net	7,689	5,661
Payments of leases liabilities	(15,260)	(12,849)	$ (15,381)
RECPAM and currency translation adjustments	(19,364)	(20,182)
At the end of the year	$ 28,897	$ 36,846	$ 30,289